Commitments and Contingencies - Schedule of Future Rental Payment Under Non-cancellable Operating Lease (Details) (10 Q) - USD ($)	Dec. 31, 2018	Mar. 31, 2018
2019		$ 62,128
2020		25,887
Future payment of lease	$ 96,712	150,143
Restatement Adjustment [Member]
2019		14,507
2020		58,027
2021		24,178
Future payment of lease		$ 96,712